SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 696,508	$ 518,741
Additional/(Reversal)	294,778	302,634	$ 426,953
Write-off		(124,867)
Balance at the end of the year	$ 991,286	$ 696,508	$ 518,741